Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 1.1%
Hotels, Resorts & Cruise Lines 1.1%
Marriott International, Inc., Class A	29,152	2,698,892
Total Hotels, Resorts & Cruise Lines		2,698,892
Total Consumer Discretionary		2,698,892
Real Estate 98.2%
Diversified REITs 3.5%
STORE Capital Corp.	330,683	9,070,635
Total Diversified REITs		9,070,635
Health Care REITs 6.0%
Healthpeak Properties, Inc.	257,690	6,996,284
Medical Properties Trust, Inc.	488,969	8,620,523
Total Health Care REITs		15,616,807
Hotel & Resort REITs 2.4%
Host Hotels & Resorts, Inc.	572,192	6,173,952
Total Hotel & Resort REITs		6,173,952
Industrial REITs 15.9%
Duke Realty Corp.	314,294	11,597,449
First Industrial Realty Trust, Inc.	261,395	10,403,521
Prologis, Inc.	192,870	19,406,579
Total Industrial REITs		41,407,549
Office REITs 12.5%
Alexandria Real Estate Equities, Inc.	93,600	14,976,000
Boston Properties, Inc.	89,300	7,170,790
Corporate Office Properties Trust	153,567	3,642,609
Highwoods Properties, Inc.	197,561	6,632,123
Total Office REITs		32,421,522
Residential REITs 26.1%
American Homes 4 Rent, Class A	420,142	11,965,644
AvalonBay Communities, Inc.	55,905	8,348,853
Camden Property Trust	54,360	4,836,953
Equity LifeStyle Properties, Inc.	221,487	13,577,153
Essex Property Trust, Inc.	32,110	6,447,367
Common Stocks (continued)
Issuer	Shares	Value ($)
Investors Real Estate Trust	85,545	5,574,968
Invitation Homes, Inc.	404,742	11,328,728
Sun Communities, Inc.	40,795	5,736,185
Total Residential REITs		67,815,851
Retail REITs 1.4%
SITE Centers Corp.	231,863	1,669,414
Tanger Factory Outlet Centers, Inc.	334,845	2,019,115
Total Retail REITs		3,688,529
Specialized REITs 30.4%
American Tower Corp.	30,683	7,417,002
Coresite Realty Corp.	53,447	6,353,779
CyrusOne, Inc.	29,363	2,056,291
Digital Realty Trust, Inc.	63,884	9,375,616
Equinix, Inc.	27,521	20,919,538
Extra Space Storage, Inc.	67,625	7,235,199
Four Corners Property Trust, Inc.	124,439	3,184,394
Gaming and Leisure Properties, Inc.	286,039	10,563,420
Life Storage, Inc.	67,435	7,098,882
National Storage Affiliates Trust	109,151	3,570,329
Outfront Media, Inc.	86,508	1,258,691
Total Specialized REITs		79,033,141
Total Real Estate		255,227,986
Total Common Stocks (Cost: $191,126,655)		257,926,878

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(b)	1,172,231	1,172,114
Total Money Market Funds (Cost: $1,172,222)		1,172,114
Total Investments in Securities (Cost $192,298,877)		259,098,992
Other Assets & Liabilities, Net		751,523
Net Assets		$259,850,515
Columbia Real Estate Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	1,333,010	26,669,961	(26,830,749)	(108)	1,172,114	969	6,551	1,172,231
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Real Estate Equity Fund | Quarterly Report 2020